COMMITMENTS AND CONTINGENCIES (Details) - Churchill Capital Corp IV - USD ($)		6 Months Ended	8 Months Ended
	Feb. 20, 2021	Jun. 30, 2021	Dec. 31, 2020
Deferred fee per unit		$ 0.35
Deferred Underwriting Fees Payable Per Unit			$ 0.35
Deferred underwriting fee payable		$ 72,450,000
Deferred Underwriting Discount Shares		19,982,000	$ 19,982,000
Deferred Underwriting Upfront Payment		3,996,400	3,996,400
Reimbursement of expenses payable		1,000,000	1,000,000
Transaction fee	$ 6,000,000
placement fee	500,000
Total expenses	$ 125,000
Legal fees		6,487,154	$ 2,152,960
Diligence fees		$ 1,499,780